Financial risk management - Liabilities under supplier finance arrangements (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Financial liabilities	€ 9,228	€ 8,901
Bottom of range
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Number of days between invoice date and payment due date for financial liabilities that are part of supplier finance arrangements	60 days
Number of days between invoice date and payment due date for trade payables that are not part of supplier finance arrangements	30 days
Top of range
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Number of days between invoice date and payment due date for financial liabilities that are part of supplier finance arrangements	90 days
Number of days between invoice date and payment due date for trade payables that are not part of supplier finance arrangements	120 days
Presented within trade and other payables
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Financial liabilities	€ 564
Of which suppliers have received payment
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Financial liabilities	€ 250